Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of assets pledged

Financial assets pledged as collateral
	2017	2016
	$m	$m
Treasury bills and other eligible securities	10,183	7,151
Loans and advances to banks	14,518	17,444
Loans and advances to customers	68,336	74,109
Debt securities	96,245	80,063
Equity securities	33,209	2,655
Other	2,743	1,838
Assets pledged at 31 Dec	225,234	183,260

Disclosure of financial assets pledged as collateral which the counterparty has the right to sell or repledge

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2017	2016
	$m	$m
Trading assets	70,117	37,141
Financial investments	13,581	4,044
At 31 Dec	83,698	41,185

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:		Fair value of:
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	$m	$m	$m	$m	$m
At 31 Dec 2017
Repurchase agreements	55,510	52,093
Securities lending agreements	33,878	3,324
Other sales (recourse to transferred assets only)	2,387	2,388	2,377	2,378	(1)

At 31 Dec 2016
Repurchase agreements	40,364	39,568
Securities lending agreements	3,324	2,655
Other sales (recourse to transferred assets only)	2,441	2,466	2,455	2,458	(3)